Costs and expenses by nature - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs and expenses by nature
Profit sharing program	$ 126	$ 169	$ 88
COVID-19 expenses	44	109
Disposals of materials and inventories	5	19	47
Others	6	118	1
Total	400	800	519
Provisions for litigation (note 28)
Costs and expenses by nature
Provision	98	73	291
Asset Retirement Obligation
Costs and expenses by nature
Provision	$ 121	$ 312	$ 92